INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of provision for (benefit from) income taxes

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Current	$11,548	$141	$(6,449)	$(7,108)
Deferred	(2,825)	(9,133)	(54,513)	12,801
Total from Continuing Operations	8,723	(8,992)	(60,692)	5,693

Current	634	(2,676)	(28,791)	(8,335)
Deferred	—	2,777	(443,379)	(11,968)
Total from Discontinued Operations	634	101	(472,170)	(20,303)

Total	$9,357	$(8,891)	$(533,132)	$(14,610)

Schedule of total provision for (benefit from) income taxes computed for continuing and discontinued operations by applying the Federal corporate tax rate

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Tax at statutory rate on earnings from continuing operations before income taxes	$(109,050)	$(90,011)	$(225,959)	$(175,138)
Increase (decrease) in valuation allowances, net	(497)	1,491	(24,608)	22,479
State income taxes, net of Federal income tax benefit	5,488	576	2,956	3,045
Tax at statutory rate on REIT earnings not subject to Federal income taxes	111,748	90,832	228,399	155,450
Tax expense (benefit) from change in tax rates, prior period adjustments and other permanent differences	3,076	95	1,792	954
Tax expense (benefit) from discontinued operations	101	18	(472,676)	(21,180)
Uncertain tax position expense, excluding interest	(1,185)	(8,856)	(34,560)	866
Uncertain tax position interest, net of federal income tax benefit and other	(324)	(3,036)	(8,476)	(1,086)

Provision for (benefit from) income taxes	$9,357	(8,891)	(533,132)	(14,610)

Schedule of the amounts and expiration dates of operating loss, capital loss and tax credit carryforwards for tax purposes

	Amount	Expiration Dates
	(In thousands)
Net operating loss carryforwards—State	$25,944	2012 - 2031
Capital loss carryforwards	6,638	2015

Summary of net deferred tax assets (liabilities)

	2011	2010
	(In thousands)
Total deferred tax assets	$21,574	$27,998
Valuation allowance	(16,996)	(17,493)

Net deferred tax assets	4,578	10,505
Total deferred tax liabilities	(29,220)	(36,463)

Net deferred tax liabilities	$(24,642)	$(25,958)

Schedule of tax effects of temporary differences and carryforwards included in net deferred tax liabilities

	2011	2010
	(In thousands)
Operating loss and tax credit carryforwards	$5,489	$16,074
REIT deferred state tax liability	—	(9,653)
Other TRS Property, primarily differences in basis of assets and liabilities	(13,135)	(14,886)
Valuation allowance	(16,996)	(17,493)

Net deferred tax liabilities	$(24,642)	$(25,958)

Schedule of reconciliation of Unrecognized Tax Benefits

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Unrecognized tax benefits, opening balance	$7,235	$16,090	$103,975	$112,915
Gross increases-tax positions in prior period	—	—	3,671	41
Gross increases-tax positions in current period	1,907	—	69,216	6,969
Gross decreases-tax positions in prior period	—	—	—	(15,950)
Lapse of statute of limitations	(944)	(8,855)	(35,117)	—
Gross decreases-other	(2,145)	—	(125,291)	—
Gross decreases-tax positions in current period	—	—	(364)	—

Unrecognized tax benefits, ending balance	$6,053	$7,235	$16,090	$103,975

Schedule of distributions paid on common stock

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Year Ended December 31, 2009
	(In thousands)
Oridinary income	$0.303	$—	$0.103
Return of capital	—	—	—
Qualified dividends	—	0.244	—
Capital gain distributions	0.296	0.136	0.087

Distributions per share	$0.599	$0.380	$0.190